- 91-354

For Internal Use Only
Sec File No. 9-

[redacted]

03030748

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 0 3 2003
DIVISION OF MARKET REGULATION

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Philadelphia Stock Exchange INC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Clearinghouse
3. Class of New Derivative Securities Product:
   Options
4. Name of Underlying Instrument:
   KBW Insurance Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   KIX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   NYSE, AMEX, NASDAQ National Market
8. Settlement Methodology of New Derivative Securities Product:
   A.M.
9. Position Limits of New Derivative Securities Product (if applicable):
   31,500

PROCESSED
SEP 04 2003
THOMSON FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Charles Rogers

Title:
Executive Vice President, Cheif Regulatory Officer

Telephone Number:
(215) 496-1615

Manual Signature of Official Responsible for Form:
Charlie Rogers – EVP Business Ops + CRO

Date:
2 Sep 03

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	September 3, 2003

SEC 2449 (1/99)

Philadelphia Stock Exchange

1900 Market Street
Philadelphia, PA 19103-3584
Telephone: 215-496-5000
www.phlx.com

PHLX
Since 1790

September 2, 2003

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 03 2003
DIVISION OF MARKET REGULATION

Ms. Gail Fortson
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington , D.C. 20549-1001

Re: Form 19b-4(e)- Trading of Options on KBW Insurance Index

Dear Ms. Fortson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached original and nine copies of Form 19b-4(e) relating to the trading of the KBW Insurance Index.

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5208.

Very truly yours,

Carla Behnfeldt

Carla Behnfeldt
Director
Legal Department New Product Development Group

Enclosures
cc: Jonathan G. Katz, Esq.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	September 3, 2003